Distribution and Selling Expenses - Schedule of Distribution and Selling Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distribution and Selling Expenses [Abstract]
Outsourced service fee	$ 855,518	$ 58,942	$ 403,458
Amortization of trademark use rights	1,795,279
Others	1,107	39	317,930
Total	$ 2,651,904	$ 58,981	$ 721,388